City Holding Company (Parent Company Only) Financial Information (Condensed Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 48,215	$ 38,945	$ 40,678
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment securities (gains) losses	(764)	(1,530)	(3,756)
Deferred income tax expense (benefit)	4,686	2,530	(2,290)
Stock based compensation	1,281	1,083	1,066
Depreciation	5,757	4,605	4,508
Change in other assets	22,497	2,163	(4,592)
Change in other liabilities	(4,187)	2,575	15,547
Net Cash Provided by Operating Activities	75,893	53,815	59,436
Investing Activities
Purchases of available for sale securities	(80,778)	(171,200)	(732,552)
Proceeds from sales of available for sale securities	19,210	27,471	674,065
Payments to Acquire Business, Net of Cash Acquired	(21,853)	20,272
Net Cash Used in Investing Activities	(72,686)	(78,269)	(61,491)
Financing Activities
Dividends paid	(22,878)	(20,710)	(20,630)
Purchases of treasury stock	0	(7,915)	(23,790)
Exercise of stock options	4,236	544	262
Net Cash (Used in) Provided by Financing Activities	(2,325)	(36,951)	82,075
Increase (decrease) in Cash and Cash Equivalents	882	(61,405)	80,020
Cash and cash equivalents at beginning of period	84,994	146,399	66,379
Cash and Cash Equivalents at End of Period	85,876	84,994	146,399
Parent Company [Member]
Operating Activities
Net income	48,215	38,945	40,678
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment securities (gains) losses	(89)	(1,134)	918
Amortization and accretion	5	19	19
Deferred income tax expense (benefit)			(363)
Stock based compensation	205	224
Depreciation	1	1	1
Change in other assets	1,656	740	1,522
Change in other liabilities	(236)	1,136	(965)
(Equity in undistributed net income) excess dividends of subsidiaries	(3,662)	2,480	2,548
Net Cash Provided by Operating Activities	46,095	42,411	44,358
Investing Activities
Purchases of available for sale securities		(403)	(29)
Proceeds from sales of available for sale securities	137	2,473
Payments to Acquire Business, Net of Cash Acquired	(12,708)	(4,672)
Net Cash Used in Investing Activities	(12,571)	(2,602)	(29)
Financing Activities
Dividends paid	(22,878)	(20,710)	(20,630)
Purchases of treasury stock		(7,915)	(23,790)
Exercise of stock options	3,428	544	463
Net Cash (Used in) Provided by Financing Activities	(19,450)	(28,081)	(43,957)
Increase (decrease) in Cash and Cash Equivalents	14,074	11,728	372
Cash and cash equivalents at beginning of period	14,349	2,621	2,249
Cash and Cash Equivalents at End of Period	$ 28,423	$ 14,349	$ 2,621